Employee Benefit Plans (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets		$ 1,779	$ 1,775
Number of OPEB plans | item		2
Rolling period		4 years
Percentage of gains and losses		25.00%
Second pool representation of total investments, percentage		25.00%
Cash contributions		$ 169	76	$ 123
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions		$ 23	20	19
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of corporate bonds | item		862
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets		$ 966,000	964,000
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain		(302)	(367)
Net gain (loss)		(61)		(67)
Unfunded liability		(856)	(906)
Amortization of net loss		48	29	49
Amortization of net actuarial loss		(48)	$ (29)	$ (49)
Expected funding, 2019		24
Expected funding, 2019 to 2023		$ 560
Discount rate		3.13%	4.18%	3.54%
Expected return on plan assets		4.94%	5.42%	5.11%
Cash contributions		$ 134	$ 41	$ 82
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain		(20)	5
Net gain (loss)		(14)	22	177
Unfunded liability		$ (868)	(858)
Number of corporate bonds | item		305
Amortization of net loss		$ 10	19	57
Amortization of prior service cost (credit)		(20)	(20)	(30)
Amortization of net actuarial loss		(10)	$ (19)	$ (57)
Expected funding, 2019		35
Expected funding, 2019 to 2023		$ 176
Discount rate		3.29%	4.41%	3.73%
Expected return on plan assets		5.90%	6.19%	6.20%
Cash contributions		$ 35	$ 35	$ 41
OPEB Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in projected benefit obligation	$ 8
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		100.00%
Percentage of employee's contribution matched 100% by employer		6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		75.00%
Percentage of employee's contribution matched 100% by employer		6.00%